Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2023 (Insured by BAM)	$1,050,000	$1,141,087
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022) (1)	775,000	787,966
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	733,213
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	340,000	350,826
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	218,865
5.000%, 07/01/2025 (Insured by BAM)	500,000	593,790
5.000%, 07/01/2026 (Insured by BAM)	450,000	547,839
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	485,956
5.000%, 05/01/2026	500,000	594,970
Black Belt Energy Gas District:
4.000%, 04/01/2026	370,000	431,949
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	1,470,000	1,499,870
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	795,000	839,735
1.000%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,705,000	1,699,408
Calera Waterworks Board,
2.400%, 02/01/2026 (Callable 11/02/2020)	485,000	485,461
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	573,351
5.000%, 11/01/2024	825,000	960,902
City of Hartselle AL:
2.000%, 06/01/2024 (Insured by BAM) (6)	120,000	125,271
2.000%, 06/01/2025 (Insured by BAM) (6)	225,000	236,648
2.000%, 06/01/2026 (Insured by BAM) (6)	225,000	237,557
2.000%, 06/01/2027 (Insured by BAM) (6)	1,455,000	1,538,430
City of Opelika AL,
3.000%, 10/01/2022	445,000	465,808
City of Phenix AL:
3.000%, 08/15/2021 (Insured by BAM)	385,000	392,053
3.000%, 08/15/2022 (Insured by BAM)	500,000	519,040
3.000%, 08/15/2023 (Insured by BAM)	100,000	105,751
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	681,877
County of Morgan AL:
3.000%, 04/01/2022	135,000	139,206
4.000%, 04/01/2023	210,000	227,487
4.000%, 04/01/2024	220,000	245,155
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	292,715
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,220
4.000%, 03/01/2023 (Insured by BAM)	100,000	108,107
5.000%, 03/01/2024 (Insured by BAM)	140,000	160,576
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	103,039
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2022	450,000	457,537
5.000%, 07/01/2024	495,000	566,057
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	558,032
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	616,651
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	640,481
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	669,690
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	391,624
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	966,639
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Pre-refunded to 03/01/2022)	150,000	160,249
Morgan County Board of Education:
2.500%, 03/01/2025 (Callable 03/01/2022)	1,165,000	1,194,032
2.700%, 03/01/2027 (Callable 03/01/2022)	865,000	885,673
Pickens County Water Authority:
3.000%, 01/01/2021 (Insured by BAM)	145,000	145,828
3.000%, 01/01/2022 (Insured by BAM)	145,000	149,096
3.000%, 01/01/2023 (Insured by BAM)	155,000	162,623
3.000%, 01/01/2024 (Insured by BAM)	100,000	106,935
3.000%, 01/01/2025 (Insured by BAM)	160,000	173,878
Selma Industrial Development Board,
0.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	782,317
Southeast Alabama Gas Supply District,
0.760%, 04/01/2049 (SIFMA Municipal Swap Index + 0.650%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	2,003,000
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	429,926
4.000%, 08/01/2028 (Insured by AGM)	405,000	489,439
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	930,000	1,003,833
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	780,961
Total Alabama (Cost $30,429,769)		30,884,629	2.3%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2020	15,000	15,118
3.750%, 12/01/2042 (Callable 06/01/2028)	9,220,000	10,321,329
4.000%, 12/01/2048 (Callable 06/01/2027)	1,265,000	1,404,390
Alaska Industrial Development & Export Authority:
5.000%, 10/01/2022	550,000	597,515
5.000%, 10/01/2023	600,000	677,040
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,628,510
University of Alaska:
5.000%, 10/01/2024	765,000	855,714
4.000%, 10/01/2025	330,000	359,637
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,473,542
5.000%, 10/01/2026	865,000	991,489
Total Alaska (Cost $22,715,930)		23,324,284	1.8%

Arizona
Arizona Health Facilities Authority,
1.960%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	200,000	203,374
Arizona Industrial Development Authority:
5.000%, 11/01/2020	165,000	165,620
3.375%, 07/01/2021 (3)	110,000	110,673
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	168,637
2.500%, 05/01/2022 (Insured by AGM) (3)	7,882,870	7,948,061
4.000%, 05/01/2022	300,000	302,556
3.000%, 07/01/2022 (3)	50,000	50,207
5.000%, 02/01/2023	1,000,000	1,101,770
4.000%, 08/01/2023 (3)	705,000	718,205
5.000%, 05/01/2025	405,000	428,960
4.625%, 08/01/2028 (3)	375,000	398,377
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	957,915
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	278,669
Glendale Industrial Development Authority:
5.250%, 05/15/2021	500,000	513,145
5.250%, 05/15/2022	550,000	587,081
4.000%, 05/15/2026 (Callable 05/15/2024)	185,000	196,063
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2021	245,000	249,844
4.000%, 07/01/2022	105,000	109,286
4.000%, 07/01/2023	265,000	280,921
La Paz County Industrial Development Authority,
5.000%, 02/15/2021 (3)	100,000	101,417
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	20,000	19,971
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	150,383
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,050,000	1,231,178
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,076,875
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 10/19/2020)	165,000	165,378
Total Arizona (Cost $19,206,470)		19,514,566	1.5%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	213,732
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,087,880
5.000%, 06/01/2025	1,385,000	1,526,007
5.000%, 06/01/2026	850,000	945,591
Carroll-Boone Water District,
4.000%, 12/01/2026 (Callable 12/01/2025)	735,000	838,642
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,047
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,534,950
3.050%, 01/01/2047 (Callable 01/01/2027)	615,000	636,777
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	56,643
3.000%, 11/01/2022 (Insured by BAM)	50,000	52,549
3.000%, 11/01/2023 (Insured by BAM)	40,000	42,848
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	547,312
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,212,076
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	280,734
City of Jacksonville AR,
4.000%, 12/01/2025 (Pre-refunded to 06/01/2021)	110,000	112,764
City of Little Rock AR:
3.000%, 10/01/2021	100,000	102,829
2.375%, 04/01/2028 (Callable 10/01/2022)	130,000	132,032
City of Lonoke AR,
5.000%, 06/01/2023	160,000	179,446
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	420,000	422,621
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	205,000	209,100
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	491,179
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM) (6)	885,000	866,530
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	325,081
5.000%, 11/01/2024	305,000	357,924
5.000%, 11/01/2025	510,000	616,473
5.000%, 11/01/2026	535,000	662,057
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	510,000	539,106
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,615,000	1,702,097
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	350,000	365,736
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	164,678
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	735,000	737,146
Conway Health Facilities Board:
5.000%, 08/01/2021	450,000	465,228
5.000%, 08/01/2023	500,000	556,985
5.000%, 08/01/2024	410,000	472,058
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,587,342
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	235,000	238,398
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	249,417
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	249,388
Foreman School District No. 25,
2.250%, 02/01/2024 (Callable 10/05/2020)(Insured by ST AID)	250,000	250,043
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	177,763
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	104,808
National Park College District:
3.000%, 05/01/2021	210,000	213,003
3.000%, 05/01/2022	115,000	119,242
3.000%, 05/01/2023	65,000	68,755
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	400,410
Pulaski County Special School District,
3.250%, 02/01/2029 (Pre-refunded to 02/01/2021)(Insured by ST AID)	50,000	50,475
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	503,395
4.000%, 03/01/2023 (Insured by AGM)	235,000	253,814
4.000%, 03/01/2024 (Insured by AGM)	245,000	273,187
4.000%, 03/01/2024 (Insured by AGM)	175,000	194,506
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	255,587
2.000%, 04/01/2024 (Insured by ST AID)	130,000	135,896
Total Arkansas (Cost $24,260,167)		24,819,287	1.9%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	103,556
Bay Area Toll Authority:
0.707%, 04/01/2045 (3 Month LIBOR USD + 0.550%)(Callable 11/02/2020)(Mandatory Tender Date 04/01/2021) (2)	500,000	500,015
1.010%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%)(Callable 11/01/2022)(Mandatory Tender Date 05/01/2023) (2)	100,000	100,671
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	150,000	197,809
California Infrastructure & Economic Development Bank:
0.480%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	150,000	149,494
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,000,000	1,014,720
California Municipal Finance Authority:
5.000%, 08/01/2021	400,000	406,100
5.000%, 08/01/2021	610,000	621,474
5.000%, 08/01/2022	400,000	412,756
5.000%, 08/01/2022	640,000	664,813
5.000%, 08/01/2023	670,000	707,386
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	76,498
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	85,000	86,222
3.500%, 11/01/2021 (Callable 02/01/2021)(Insured by CA MTG)	55,000	56,758
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	629,969
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	370,000	153,321
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	67,872
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	810,000	820,684
City of El Cerrito CA,
3.000%, 07/01/2021	2,000,000	2,033,120
City of Redding CA,
0.280%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	65,000	65,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	50,000	49,851
Corona-Norco Unified School District,
0.000%, 08/01/2024 (7)	30,000	34,140
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,435,000	2,700,951
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	191,733
Folsom Cordova Unified School District School Facilities Improvement Dist No. 3,
0.000%, 10/01/2020 (Insured by AGC)	220,000	220,000
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	200,000	136,118
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	142,729
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	35,645
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	75,000	42,009
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	136,260
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	337,058
0.000%, 08/01/2034 (Callable 08/01/2021)	100,000	40,902
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	195,168
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	68,268
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	665,000	282,392
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	223,522
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	257,946
0.000%, 08/01/2041 (Callable 08/01/2021)	1,480,000	372,575
0.000%, 08/01/2041 (Callable 08/01/2021)	1,075,000	270,621
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	297,880
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	236,770
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	196,262
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	125,825
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2023	590,000	657,331
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	53,811
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,735
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,637
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,746
Mizuho Floater/Residual Trust,
0.360%, 09/01/2046 (Callable 11/02/2020)(Optional Put Date 10/07/2020) (1)(3)	1,000,000	1,000,000
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	60,552
Oakland California University School District,
5.000%, 08/01/2029	265,000	322,396
Oro Grande Elementary School District:
4.000%, 09/15/2021	1,595,000	1,634,715
4.000%, 09/15/2022	1,975,000	2,071,222
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	140,102
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	435,854
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	167,376
0.000%, 08/01/2038 (Callable 08/01/2023)	150,000	58,791
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	154,102
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	69,868
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	53,882
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	29,838
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	299,754
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	283,051
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	372,498
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	337,152
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	363,363
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	107,163
5.000%, 07/01/2025 (Callable 07/01/2022)	120,000	128,229
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	830,538
0.000%, 07/01/2026 (Insured by AGM)	300,000	279,474
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	90,000	82,832
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	44,764
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	572,813
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	62,805
State of California,
0.810%, 12/01/2028 (1 Month LIBOR USD + 0.700%)(Callable 10/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,000
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	40,005
Tender Option Bond Trust,
0.360%, 06/15/2055 (1)(3)	4,815,000	4,815,000
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	132,663
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	38,306
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	564,740
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	301,440
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	1,625,000	1,680,510
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,398,571
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	81,993
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	600,000	225,462
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,165,000	381,343
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	445,000	53,204
Total California (Cost $37,376,798)		38,020,494	2.9%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	235,076
5.000%, 12/01/2025 (Insured by BAM)	315,000	380,911
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,572,599
Colorado Educational & Cultural Facilities Authority:
4.000%, 10/01/2020	125,000	125,000
5.000%, 10/01/2020	435,000	435,000
5.000%, 04/01/2021	575,000	584,844
4.000%, 11/01/2021	50,000	51,756
4.000%, 12/01/2021	100,000	103,901
5.000%, 12/01/2021	80,000	84,191
4.000%, 03/01/2022	45,000	47,001
5.000%, 12/01/2022	200,000	216,876
4.000%, 04/01/2023	95,000	98,958
5.000%, 10/01/2023	1,360,000	1,465,101
5.000%, 10/01/2024	2,165,000	2,381,370
5.250%, 03/01/2025 (Insured by NATL)	840,000	973,720
4.000%, 12/15/2025	800,000	838,056
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,981,850
5.000%, 10/01/2023	300,000	338,136
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,077,560
5.000%, 05/15/2025 (Callable 05/15/2023)	320,000	358,051
5.000%, 10/01/2025	350,000	420,014
5.000%, 12/01/2025 (Callable 12/01/2022)	1,600,000	1,718,048
5.000%, 10/01/2026	400,000	490,300
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,631,306
5.000%, 12/01/2027 (Callable 12/01/2022)	300,000	320,808
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	165,542
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	1,750,000	1,827,385
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,234,646
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	190,000	232,024
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,500,000	6,390,450
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,763
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	390,000	423,758
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	945,000	1,063,815
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023) (1)	2,415,000	2,477,549
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	540,000	551,221
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	346,203
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	225,000	238,475
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,703
1.144%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	401,128
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	454,486
4.000%, 12/01/2024 (Insured by NATL)	200,000	225,394
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	166,830
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,125
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	182,000	182,773
3.000%, 12/01/2022	100,000	100,421
Sterling Hills West Metropolitan District,
5.000%, 12/01/2020	125,000	125,819
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	34,064
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	149,505
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	160,674
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	189,624
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	231,696
Total Colorado (Cost $37,297,204)		38,424,506	2.9%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	264,967
5.000%, 02/01/2024 (Insured by BAM)	475,000	540,674
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,067,200
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	566,342
Connecticut Housing Finance Authority:
3.000%, 05/15/2025 (Callable 05/15/2021)	825,000	835,824
4.000%, 11/15/2044 (Callable 11/15/2023)	100,000	104,603
4.000%, 11/15/2045 (Callable 11/15/2027)	190,000	209,523
4.000%, 05/15/2049 (Callable 11/15/2028)	1,515,000	1,724,509
2.600%, 11/15/2058 (Callable 11/02/2020)(Mandatory Tender Date 11/15/2021) (1)	320,000	320,544
1.625%, 11/15/2059 (Callable 11/15/2020)(Mandatory Tender Date 11/15/2022) (1)	2,500,000	2,503,125
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	500,000	527,985
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	103,889
5.000%, 07/01/2022	1,300,000	1,385,839
5.000%, 07/01/2023	780,000	858,515
5.000%, 07/01/2024	800,000	906,640
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	450,000	452,057
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	485,001
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	724,172
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022	500,000	538,495
5.000%, 11/15/2023	400,000	443,624
5.000%, 11/15/2023	850,000	942,973
5.000%, 11/15/2024	450,000	512,023
5.000%, 11/15/2024	225,000	256,109
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 11/02/2020)(Insured by ST AID)	175,000	175,546
State of Connecticut:
4.000%, 11/01/2020	225,000	225,688
5.000%, 11/01/2020	150,000	150,579
5.000%, 10/01/2026	1,040,000	1,301,508
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,135,640
Town of Hamden CT:
4.000%, 08/15/2021 (ETM)(Insured by BAM)	415,000	428,546
5.000%, 08/01/2022 (Insured by BAM)	285,000	304,599
5.000%, 08/01/2023 (Insured by BAM)	150,000	165,717
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	300,790
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	323,694
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	828,218
Total Connecticut (Cost $21,064,711)		21,615,158	1.6%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	268,967
5.000%, 10/01/2025 (Insured by BAM)	140,000	168,613
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	151,248	155,176
Total Delaware (Cost $563,757)		592,756	0.0%

District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	341,577
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	352,763
District of Columbia Housing Finance Agency:
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,719,516
3.500%, 06/15/2023	290,000	300,820
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,200,000	1,235,736
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	3,760,000	3,888,705
Total District of Columbia (Cost $7,630,985)		7,839,117	0.6%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	280,000	296,206
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	290,000	304,984
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	73,562
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,166,409
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	135,867
City of Gulf Breeze FL,
3.100%, 12/01/2020	75,000	75,320
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	108,989
0.130%, 05/01/2029 (Optional Put Date 10/01/2020) (1)	11,000,000	11,000,000
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,434,146
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	100,000	120,878
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	98,173
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,207,100
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	57,254
5.250%, 09/01/2022 (Insured by NATL)	100,000	109,358
County of Brevard FL,
5.000%, 07/01/2031	540,000	669,530
County of Manatee FL,
0.140%, 09/01/2024 (Optional Put Date 10/01/2020) (1)	6,000,000	6,000,000
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	150,000	148,081
0.000%, 10/01/2028 (ETM)(Insured by NATL)	25,000	23,510
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	479,356
County of St. Johns FL,
0.000%, 06/01/2021 (Insured by NATL)	235,000	234,563
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	638,468
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	164,359
5.000%, 04/01/2023	275,000	301,606
2.625%, 12/15/2024 (3)	310,000	316,634
5.000%, 04/01/2025	200,000	233,070
Florida Higher Educational Facilities Financial Authority,
5.000%, 04/01/2028 (Callable 04/01/2026)	435,000	508,824
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	565,000	568,695
1.450%, 03/01/2023 (Mandatory Tender Date 03/01/2022) (1)	100,000	101,429
4.350%, 01/01/2046 (Callable 01/01/2024)	210,000	219,395
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	90,000	95,877
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	200,000	218,980
Florida Municipal Loan Council:
0.000%, 04/01/2021 (Insured by NATL)	50,000	49,750
0.000%, 04/01/2022 (Insured by NATL)	235,000	231,118
4.000%, 12/01/2022 (Insured by AGM)	155,000	167,027
0.000%, 04/01/2023 (Insured by NATL)	165,000	160,169
5.000%, 12/01/2023 (Insured by AGM)	160,000	182,702
0.000%, 04/01/2024 (Insured by NATL)	55,000	52,608
5.000%, 12/01/2024 (Insured by AGM)	85,000	100,637
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	610,869
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	555,000
Heritage Bay Community Development District,
2.250%, 05/01/2021	125,000	126,150
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	264,960
Highlands County Health Facilities Authority:
0.110%, 11/15/2035 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	2,000,000	2,000,000
0.110%, 11/15/2037 (Callable 10/01/2020)(Optional Put Date 10/07/2020) (1)	5,000,000	5,000,000
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	240,000	252,545
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	615,000	680,823
5.000%, 03/01/2024	800,000	919,624
JEA Water & Sewer System Revenue:
5.000%, 10/01/2023	150,000	171,185
5.000%, 10/01/2023	210,000	239,658
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	250,593
Lee County School Board,
5.000%, 08/01/2023	190,000	215,023
Martin County Health Facilities Authority,
3.750%, 11/15/2020 (ETM)	125,000	125,535
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Callable 11/15/2022)	715,000	751,158
Miami Health Facilities Authority,
5.000%, 07/01/2021	310,000	308,651
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	159,265
5.000%, 04/01/2023	150,000	164,747
Miami-Dade County Industrial Development Authority:
0.130%, 06/01/2021 (Optional Put Date 10/01/2020) (1)	8,635,000	8,635,000
5.000%, 01/15/2022	385,000	400,431
Orange County Health Facilities Authority:
3.500%, 08/01/2021	575,000	586,034
6.250%, 10/01/2021 (ETM)(Insured by NATL)	75,000	77,179
4.000%, 08/01/2024	25,000	27,435
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,239,760
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	2,530,000	2,549,076
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	50,000	50,710
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	305,000	321,104
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	195,000	218,967
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	215,000	209,328
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2021	400,000	415,488
5.000%, 11/15/2022	220,000	237,393
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,490,625
Pasco County School Board,
0.860%, 08/01/2032 (SIFMA Municipal Swap Index + 0.750%)(Callable 08/04/2021)(Mandatory Tender Date 08/02/2023) (2)	1,950,000	1,950,878
Pinellas County Housing Finance Authority:
1.250%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	1,015,000	1,022,318
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	50,000	50,904
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,045,000	1,111,128
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	163,202
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	805,000	932,134
5.500%, 05/01/2031 (Callable 05/01/2021)(Insured by AGM)	300,000	308,631
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 11/02/2020)	105,000	105,451
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,283,975
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	310,000	344,116
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,201,325
5.000%, 10/15/2033 (Callable 04/15/2025)	450,000	515,322
Total Florida (Cost $66,680,416)		67,298,334	5.1%

Georgia
Athens Housing Authority,
5.000%, 06/15/2022	280,000	299,205
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	156,482
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,091,920
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	176,183
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	1,175,000	1,179,019
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,500,000	6,538,220
1.650%, 11/01/2048 (Mandatory Tender Date 06/18/2021) (1)	245,000	246,857
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (1)	2,000,000	2,024,560
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,540,000	1,584,675
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 11/02/2020)	450,000	451,755
5.000%, 01/01/2024 (Callable 11/02/2020)	515,000	517,008
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	107,975
City of Thomson GA:
3.000%, 07/01/2022	535,000	556,518
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	571,340
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	525,000	523,351
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	87,278
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,156,916
5.000%, 10/01/2026	1,415,000	1,713,395
5.000%, 10/01/2027	1,015,000	1,251,414
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	900,000	905,292
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	287,214
5.000%, 07/01/2024	200,000	227,762
5.000%, 07/01/2025	315,000	369,602
5.000%, 07/01/2026	330,000	395,641
Development Authority of Monroe County,
0.160%, 11/01/2048 (Optional Put Date 10/01/2020) (1)	4,850,000	4,850,000
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	2,002,894
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	740,000	913,848
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	207,111
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	614,075
0.850%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	5,140,000	5,134,295
0.930%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	6,600,000	6,604,356
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	3,735,000	4,237,133
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	207,486
5.000%, 06/01/2025	200,000	238,040
Pelham School District:
5.000%, 09/01/2021 (Insured by ST AID)	100,000	104,192
5.000%, 09/01/2022 (Insured by ST AID)	125,000	135,851
5.000%, 09/01/2023 (Insured by ST AID)	290,000	327,665
5.000%, 09/01/2024 (Insured by ST AID)	210,000	245,690
Private Colleges & Universities Authority:
3.750%, 10/01/2021	55,000	56,204
5.000%, 10/01/2021	75,000	77,566
5.000%, 06/01/2024	275,000	310,703
0.530%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,100,000	2,097,984
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	423,177
0.000%, 12/01/2021 (ETM)	370,000	368,412
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	314,463
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	398,052
Total Georgia (Cost $52,643,595)		53,288,779	4.0%

Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,515,000	2,568,444
Total Idaho (Cost $2,554,061)		2,568,444	0.2%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	315,562
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,876
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	418,476
4.000%, 12/15/2026 (Insured by BAM)	380,000	440,914
4.000%, 12/15/2027 (Insured by BAM)	395,000	462,166
Chicago Board of Education:
0.000%, 12/01/2022	125,000	121,348
5.000%, 12/01/2022 (Insured by AGM)	295,000	319,694
5.000%, 12/01/2023 (Insured by AGM)	500,000	560,365
Chicago Park District,
5.000%, 01/01/2024	1,305,000	1,458,416
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	500,000	520,400
City of Chicago IL:
5.125%, 01/01/2022	1,220,000	1,252,074
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	737,937
5.000%, 11/01/2026	2,900,000	3,540,784
5.000%, 01/01/2027 (Callable 01/01/2025)	1,000,000	1,160,790
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	400,000	425,356
City of Decatur IL,
4.000%, 03/01/2022	65,000	67,852
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	111,662
City of Peoria IL:
4.500%, 01/01/2023 (Callable 04/15/2021)	500,000	519,425
4.000%, 01/01/2026 (Callable 04/15/2021)	500,000	517,420
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	46,805
4.000%, 11/01/2022 (Insured by AGM)	100,000	107,077
4.000%, 01/01/2023 (Insured by AGM)	50,000	53,698
4.000%, 01/01/2025 (Insured by AGM)	120,000	135,718
City of Rock Island IL,
3.000%, 12/01/2022	435,000	452,570
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	124,473
City of Springfield IL:
5.000%, 12/01/2023	155,000	174,851
5.000%, 03/01/2024	35,000	40,157
City of Waukegan IL,
3.000%, 12/30/2022	365,000	382,681
Cook County Community College District No. 524,
3.000%, 12/01/2025 (Callable 12/01/2020)	1,010,000	1,014,696
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	65,000	64,897
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	783,480
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	199,142
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,587,313
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	123,667
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	80,000	79,311
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,664
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	958,547
Cook County School District No. 84:
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	179,228
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	104,549
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	154,958
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,606,840
5.000%, 11/15/2032	1,000,000	1,205,390
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	283,330
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	494,209
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	247,482
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	444,087
5.000%, 12/01/2025	505,000	606,419
5.000%, 12/01/2025	245,000	294,203
5.000%, 12/01/2026	530,000	650,469
5.000%, 12/01/2026	255,000	312,962
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	95,038
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	102,758
3.000%, 03/01/2023 (Insured by BAM)	210,000	219,418
3.000%, 03/01/2026 (Insured by BAM)	90,000	97,322
Hoffman Estates Park District,
5.000%, 12/01/2025	2,585,000	2,931,674
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	835,000	809,850
Illinois Finance Authority:
5.000%, 10/01/2020	105,000	105,000
5.000%, 01/01/2021	85,000	85,916
4.000%, 09/01/2021	75,000	76,640
5.000%, 11/01/2021	75,000	77,777
5.000%, 02/15/2022	235,000	249,314
5.000%, 05/15/2022	190,000	197,980
5.000%, 09/01/2022	200,000	209,512
5.000%, 05/15/2023	120,000	132,685
5.000%, 08/01/2023	1,455,000	1,575,678
5.000%, 09/01/2023	400,000	427,808
5.000%, 05/15/2024	350,000	400,274
5.000%, 11/01/2024	340,000	383,472
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	588,410
4.000%, 11/01/2030	2,995,000	3,416,127
1.454%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/02/2020)(Mandatory Tender Date 05/01/2021) (2)	235,000	235,033
0.860%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	565,000	565,237
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)	4,000,000	4,862,320
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	1,120,000	1,204,437
2.750%, 04/01/2026 (Insured by GNMA)	1,435,000	1,562,270
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	316,115	321,834
4.500%, 10/01/2048 (Callable 04/01/2028)	505,000	570,357
4.250%, 10/01/2049 (Callable 04/01/2028)	1,820,000	2,046,572
Illinois Sports Facilities Authority:
0.000%, 06/15/2021 (Insured by AMBAC)	150,000	147,425
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,220,670
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	494,530
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	90,000	91,259
4.000%, 02/01/2023 (Insured by BAM)	150,000	160,701
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	770,992
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	44,745
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	798,604
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	487,404
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,000,000	991,660
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	239,916
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	506,855
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	255,000	281,367
Lake County Elementary School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	112,976
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	110,971
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	64,574
Lake County Forest Preserve District,
0.648%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	295,000	294,805
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,065,000	1,029,269
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	195,332
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	460,834
5.000%, 12/01/2022 (Insured by AGM)	520,000	568,932
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 11/02/2020)	80,000	80,090
Madison-Macoupin Etc. Counties Community College District No. 536,
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	1,000,000	1,151,100
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	156,338
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	321,120
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2021 (ETM)(Insured by NATL)	45,000	44,868
0.000%, 06/15/2021	55,000	54,838
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,751
5.650%, 06/15/2022 (Insured by NATL) (7)	160,000	168,784
5.500%, 12/15/2023 (Insured by NATL)	170,000	182,798
0.000%, 06/15/2024 (Insured by NATL)	35,000	32,648
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	35,000	37,478
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	302,812
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	500,000	622,740
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	129,730
4.000%, 01/01/2023 (Insured by BAM)	135,000	144,140
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	157,949
Peoria Public Building Commission,
5.000%, 12/01/2020 (Insured by BAM)	125,000	125,961
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	384,161
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	280,000	314,126
Prospect Heights Park District:
4.000%, 12/01/2020 (Insured by BAM)	120,000	120,743
4.000%, 12/01/2021 (Insured by BAM)	330,000	344,253
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	675,000	703,229
5.750%, 06/01/2023 (Insured by AGM)	175,000	190,848
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,116,705
5.000%, 01/01/2024	200,000	223,580
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	440,704
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	476,864
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	235,041
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	500,404
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	485,000	480,116
0.000%, 12/01/2022	190,000	186,042
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	373,790
5.000%, 04/01/2023 (Insured by AGM)	300,000	333,672
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	427,892
State of Illinois:
4.875%, 05/01/2021	500,000	507,840
5.000%, 08/01/2021	190,000	194,539
5.000%, 01/01/2022 (Callable 11/02/2020)	145,000	145,319
5.000%, 03/01/2022	55,000	57,108
5.125%, 05/01/2022	1,500,000	1,565,610
6.500%, 06/15/2022	180,000	186,180
5.000%, 06/15/2023	270,000	292,415
5.000%, 06/15/2023	670,000	725,623
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	889,400
3.750%, 06/15/2025 (Callable 06/15/2021)	210,000	212,963
4.000%, 06/15/2026 (Callable 06/15/2021)	365,000	370,260
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	130,331
University of Illinois:
5.000%, 10/01/2021	330,000	343,672
5.000%, 03/15/2022	50,000	52,997
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	739,677
5.000%, 12/01/2023	400,000	450,556
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	572,615
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	260,170
4.000%, 12/15/2021 (Insured by BAM)	500,000	520,340
4.000%, 12/15/2023 (Insured by BAM)	540,000	593,476
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	64,954
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	300,743
5.000%, 03/01/2024 (Insured by BAM)	230,000	259,801
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,147
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	315,000	349,288
Village of Oak Park IL,
4.000%, 11/01/2021	245,000	254,636
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	154,786
4.000%, 12/01/2023 (Insured by BAM)	130,000	142,217
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	135,415
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	84,990
Village of River Grove IL,
3.000%, 12/15/2021 (Insured by BAM)	120,000	123,284
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,406,828
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	131,085
4.000%, 02/01/2023 (Insured by BAM)	130,000	136,956
4.000%, 02/01/2024 (Insured by BAM)	135,000	145,075
4.000%, 02/01/2025 (Insured by BAM)	140,000	153,084
4.000%, 02/01/2026 (Insured by BAM)	220,000	243,998
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	53,024
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	230,132
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	290,461
Will County Community High School District No. 210:
0.000%, 01/01/2021 (Insured by AGM)	215,000	214,465
0.000%, 01/01/2022 (ETM)(Insured by AGM)	165,000	164,017
4.000%, 01/01/2022 (Insured by AGM)	600,000	616,626
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	360,846
0.000%, 01/01/2023 (Insured by AGM)	325,000	316,963
0.000%, 01/01/2024 (ETM)(Insured by AGM)	510,000	500,983
0.000%, 01/01/2024 (Insured by AGM)	275,000	264,514
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	37,107
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	213,633
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	199,180
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,720
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	49,800
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	123,358
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	645,306
Will County School District No. 88A:
5.250%, 01/01/2022 (ETM)(Insured by AGM)	315,000	327,805
5.250%, 01/01/2022 (Insured by AGM)	545,000	567,258
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	211,208
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	93,768
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,033,901
Total Illinois (Cost $89,958,072)		91,618,692	6.9%

Indiana
City of Goshen IN,
4.100%, 01/01/2021 (Callable 11/02/2020)(Insured by AGM)	470,000	471,504
City of Lawrence IN,
4.000%, 01/01/2022 (Insured by BAM)	400,000	417,536
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	119,595
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	115,745
4.000%, 01/15/2024 (Insured by AGM)	170,000	185,329
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	410,974
Clarksville Redevelopment Authority:
4.000%, 08/01/2021	155,000	159,807
4.000%, 02/01/2022	230,000	241,417
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	103,040
County of Warrick IN,
1.625%, 06/01/2022 (Mandatory Tender Date 06/01/2021) (1)	500,000	504,125
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	135,000	137,063
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	292,429
4.000%, 07/15/2023	275,000	302,797
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,950,000	1,956,532
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	618,303
Indiana Bond Bank,
1.154%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,140,125
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	63,822
5.000%, 10/01/2022	175,000	186,186
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	839,816
5.000%, 02/01/2023	25,000	26,895
5.000%, 09/15/2023	75,000	81,882
5.000%, 09/15/2024	155,000	172,884
5.000%, 09/15/2025	325,000	368,384
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	91,949
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	91,007
0.100%, 11/01/2037 (Optional Put Date 10/01/2020) (1)	4,000,000	4,000,000
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,165,354
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	5,000	5,077
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	395,000	401,233
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	380,000	381,611
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,265,000	1,392,917
Indianapolis Local Public Improvement Bond Bank,
1.400%, 06/01/2021 (Callable 03/01/2021)	2,900,000	2,900,232
Jasper Hospital Authority,
4.125%, 11/01/2025 (Callable 11/01/2023)	2,025,000	2,195,991
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	233,714
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	280,000	282,649
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to 01/15/2023)(Insured by ST AID)	585,000	648,589
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to 01/15/2022)(Insured by ST AID)	75,000	76,833
Marion High School Building Corp.:
3.000%, 01/15/2021 (Insured by ST AID)	115,000	115,904
4.000%, 01/15/2022 (Insured by ST AID)	170,000	178,180
4.000%, 07/15/2022 (Insured by ST AID)	135,000	143,991
4.000%, 01/15/2023 (Insured by ST AID)	215,000	231,478
4.000%, 01/15/2025 (Insured by ST AID)	200,000	227,310
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	390,054
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	216,783
5.000%, 07/15/2022 (Insured by ST AID)	215,000	232,101
5.000%, 01/15/2023 (Insured by ST AID)	215,000	236,608
4.000%, 07/15/2023 (Insured by ST AID)	160,000	174,491
5.000%, 01/15/2024 (Insured by ST AID)	225,000	257,139
New Durham Township Metropolitan School District School Building Corp.,
1.600%, 01/15/2021	80,000	80,244
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	216,115
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	281,947
Starke County Building Corp.,
4.000%, 08/01/2028 (Pre-refunded to 02/01/2022)(Insured by ST AID)	700,000	734,272
Town of Rossville IN,
3.500%, 07/01/2023	115,000	122,429
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2021 (Insured by ST AID)	220,000	226,297
4.000%, 07/15/2022 (Insured by ST AID)	385,000	409,925
5.000%, 01/15/2023 (Insured by ST AID)	145,000	160,274
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	124,056
4.000%, 01/15/2025 (Insured by ST AID)	140,000	160,009
4.000%, 07/15/2025 (Insured by ST AID)	240,000	277,797
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	577,511
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	127,286
2.000%, 07/15/2022 (Insured by ST AID)	195,000	200,265
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	228,498
Total Indiana (Cost $30,615,913)		31,114,310	2.4%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	117,093
City of Cedar Rapids IA,
0.228%, 08/15/2029 (Insured by AMBAC) (1)(5)	6,650,000	6,400,625
City of Coralville IA:
4.000%, 06/01/2024	300,000	292,743
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	440,049
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	135,290
3.000%, 06/01/2023 (Insured by BAM)	135,000	143,594
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,750,000	2,809,317
County of Adair IA:
2.000%, 06/01/2022	580,000	595,962
2.000%, 06/01/2023	730,000	761,156
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	155,000	164,917
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	810,000	886,229
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,045,000	1,191,634
2.875%, 05/15/2049 (Callable 11/15/2020)	900,000	903,654
Iowa Higher Education Loan Authority:
3.750%, 05/19/2021	4,000,000	4,034,680
0.090%, 11/01/2036 (Optional Put Date 10/01/2020) (1)	5,000,000	5,000,000
Iowa Western Community College,
3.000%, 06/01/2021	500,000	506,160
Lake Panorama Improvement Zone:
3.000%, 06/01/2021	385,000	390,825
3.000%, 06/01/2022	395,000	409,465
3.000%, 06/01/2023	405,000	428,239
3.000%, 06/01/2024	420,000	451,475
3.000%, 06/01/2025	430,000	467,586
Southern Iowa Rural Water Association:
3.000%, 12/01/2029 (6)	245,000	273,861
3.000%, 12/01/2030 (6)	975,000	1,080,085
3.000%, 12/01/2031 (6)	1,030,000	1,131,929
West Monona Community School District,
2.000%, 06/01/2021 (Callable 11/02/2020)	280,000	280,342
Total Iowa (Cost $29,044,151)		29,296,910	2.2%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,300,000	1,287,520
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 11/02/2020)	275,000	275,215
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	1,860,000	1,865,059
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	115,000	116,906
Kansas Independent College Finance Authority:
5.000%, 05/01/2021	3,900,000	3,951,480
5.250%, 05/01/2021	825,000	835,873
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	551,050
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,360,000	1,549,829
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	214,430
Total Kansas (Cost $10,476,198)		10,647,362	0.8%

Kentucky
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	212,925
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	750,322
County of Kenton KY:
5.000%, 04/01/2024	375,000	433,920
5.000%, 04/01/2026	700,000	862,309
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	235,000	240,208
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	1,205,000	1,231,715
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,250,015
Kentucky Association of Counties Finance Corp.,
4.000%, 02/01/2028	240,000	288,384
Kentucky Economic Development Finance Authority:
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	74,354
0.000%, 10/01/2024 (Insured by NATL)	880,000	818,690
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	58,790
0.000%, 10/01/2025 (Insured by NATL)	270,000	245,441
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	3,350,000	3,754,412
1.220%, 12/01/2049 (1 Month LIBOR USD + 1.120%) (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	3,850,000	3,859,124
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	460,000	521,093
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	5,720,000	6,474,182
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	1,620,000	1,873,903
Kentucky State Property & Building Commission,
5.000%, 11/01/2021 (Insured by ST AID)	250,000	262,498
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,143,850
Louisville & Jefferson County Metropolitan Government:
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,100,039
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	555,250
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	364,386
Murray State University:
5.000%, 09/01/2021 (Insured by ST AID)	285,000	297,135
5.000%, 09/01/2022 (Insured by ST AID)	410,000	445,592
5.000%, 09/01/2023 (Insured by ST AID)	435,000	487,731
University of Louisville,
5.000%, 03/01/2021 (Insured by ST AID)	105,000	106,628
Total Kentucky (Cost $26,176,024)		27,712,896	2.1%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	151,373
4.000%, 03/01/2024 (Insured by BAM)	155,000	172,276
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	115,000	122,394
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	92,636
5.000%, 09/01/2023 (Insured by BAM)	175,000	198,439
5.000%, 09/01/2024 (Insured by BAM)	250,000	293,975
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	231,822
4.000%, 02/15/2023 (Insured by AGM)	125,000	135,105
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	439,854
City of New Iberia LA,
4.500%, 03/01/2022 (Callable 03/01/2021)(Insured by AGM)	865,000	879,541
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	165,000	183,412
5.000%, 03/01/2024 (Insured by BAM)	400,000	460,548
5.000%, 09/01/2024	1,000,000	1,123,220
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	448,742
2.500%, 03/01/2024	200,000	212,258
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	265,000	273,766
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	325,620
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	627,291
5.000%, 12/01/2024 (Insured by AGM)	575,000	678,178
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	203,334
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,050,000
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	80,000
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	86,873
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	145,000
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	760,117
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,446,794
Louisiana Stadium & Exposition District:
5.000%, 07/03/2023 (Callable 01/01/2023)	2,950,000	3,120,716
5.000%, 07/01/2024 (Callable 07/01/2023)	2,065,000	2,208,559
5.000%, 07/01/2025 (Callable 07/01/2023)	940,000	1,003,281
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by BAM)	340,000	413,491
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	239,682
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	2,860,000	2,980,520
Regional Transit Authority,
0.000%, 12/01/2021 (ETM)(Insured by NATL)	85,000	81,715
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	228,367
St. Tammany Parish Recreation District No. 14,
2.250%, 04/01/2023	225,000	235,485
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	371,062
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	68,026
Total Louisiana (Cost $22,293,341)		22,773,472	1.7%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027	2,365,000	2,967,129
Maine State Housing Authority:
2.700%, 11/15/2029	615,000	652,662
3.500%, 11/15/2045 (Callable 05/15/2025)	25,000	26,249
4.000%, 11/15/2045 (Callable 11/15/2025)	305,000	322,733
4.000%, 11/15/2046 (Callable 05/15/2026)	1,805,000	1,934,870
3.500%, 11/15/2047 (Callable 11/15/2026)	1,120,000	1,196,989
4.000%, 11/15/2049 (Callable 05/15/2028)	1,580,000	1,748,143
4.000%, 11/15/2050 (Callable 05/15/2029)	1,900,000	2,158,343
Total Maine (Cost $10,745,871)		11,007,118	0.8%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	110,646
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	987,744
County of Washington MD,
5.000%, 01/01/2022	415,000	428,371
Maryland Community Development Administration,
3.250%, 09/01/2050 (Callable 09/01/2029)	5,330,000	5,904,894
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,370,000	2,793,922
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	350,000	380,905
Total Maryland (Cost $10,406,704)		10,606,482	0.8%

Massachusetts
Commonwealth of Massachusetts,
0.628%, 11/01/2020 (3 Month LIBOR USD + 0.460%) (2)	60,000	60,001
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	540,000	549,402
5.000%, 10/01/2022 (Insured by AGM)	200,000	216,776
5.000%, 12/01/2023	190,000	216,315
5.000%, 12/01/2024	500,000	587,240
5.000%, 07/01/2025	305,000	338,437
5.250%, 07/01/2033 (Pre-refunded to 07/01/2021)(Insured by AGM)	1,025,000	1,063,786
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	115,000	122,022
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	910,000	991,408
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	595,000	645,611
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,089,564
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,825,000	4,207,538
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 11/02/2020)(Insured by AGC)	125,000	125,385
Total Massachusetts (Cost $9,943,947)		10,213,485	0.8%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	702,670
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 11/02/2020)	500,000	501,490
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	634,584
4.000%, 05/01/2023 (Insured by BAM)	620,000	672,471
4.000%, 05/01/2024 (Insured by BAM)	320,000	355,827
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	223,513
4.000%, 09/01/2022 (Insured by BAM)	250,000	266,250
4.000%, 05/01/2023 (Insured by BAM)	115,000	124,825
4.000%, 09/01/2023 (Insured by BAM)	300,000	328,833
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	56,532
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	273,838
Davison Community Schools,
3.000%, 05/01/2022	190,000	198,113
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	26,791
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	344,799
Ferris State University:
5.000%, 10/01/2024	950,000	1,097,525
5.000%, 10/01/2029	1,500,000	1,918,050
Fruitport Community Schools:
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	102,097
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	147,590
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	519,745
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 11/02/2020)(Insured by AGM)	215,000	215,673
Karegnondi Water Authority,
5.000%, 11/01/2020	100,000	100,366
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	100,000
5.000%, 11/01/2022	100,000	109,317
5.000%, 09/01/2023	185,000	204,710
5.000%, 09/01/2024	200,000	227,572
4.000%, 10/01/2024	1,350,000	1,416,339
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,595,000	1,848,190
5.000%, 09/01/2025	200,000	233,644
4.000%, 05/01/2026	60,000	70,048
5.000%, 09/01/2026	200,000	237,986
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	409,048
5.000%, 09/01/2027	280,000	338,515
0.634%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 11/02/2020)(Mandatory Tender Date 12/01/2020) (2)	350,000	349,923
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	1,610,000	1,705,924
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,380,000	2,702,014
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,802,855
Michigan State Building Authority,
0.240%, 10/15/2042 (Callable 09/17/2021)(Optional Put Date 10/07/2020) (1)	1,000,000	1,000,000
Michigan State Hospital Finance Authority:
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	335,000	337,677
4.000%, 11/15/2047 (Mandatory Tender Date 07/01/2024) (1)	350,000	395,972
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	1,175,000	1,245,030
3.500%, 06/01/2047 (Callable 06/01/2026)	4,080,000	4,360,745
3.500%, 12/01/2050 (Callable 06/01/2029)	2,000,000	2,232,560
Michigan Strategic Fund,
7.000%, 05/01/2021 (Insured by AMBAC)	2,320,000	2,409,946
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	102,730
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	441,056
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	305,582
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	550,825
Tri-County Area School District:
4.000%, 05/01/2021 (Insured by AGM)	520,000	530,967
4.000%, 05/01/2022 (Insured by AGM)	640,000	676,890
4.000%, 05/01/2023 (Insured by AGM)	705,000	769,028
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	25,000	26,289
Total Michigan (Cost $35,132,181)		35,952,964	2.7%

Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 10/21/2020)(Mandatory Tender Date 12/01/2020) (1)	710,000	710,568
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	42,378
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	636,267
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority,
0.120%, 08/01/2028 (Insured by NATL) (1)(5)	100,000	97,125
City of Plato MN,
4.000%, 04/01/2022	265,000	277,230
City of St. Louis Park MN,
0.950%, 09/01/2023 (Callable 02/01/2021)(Mandatory Tender Date 09/01/2021) (1)	1,675,000	1,677,864
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	895,277
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2021	160,000	160,991
2.500%, 02/01/2022	145,000	148,977
2.500%, 02/01/2024	105,000	110,798
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 07/01/2021	80,000	82,601
0.950%, 11/01/2022 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	1,000,000	1,003,010
5.000%, 11/15/2025	465,000	562,399
Maple River Independent School District No. 2135:
5.000%, 02/01/2022 (Insured by SD CRED PROG)	80,000	85,122
5.000%, 02/01/2023 (Insured by SD CRED PROG)	515,000	571,557
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	1,057,219
5.000%, 02/01/2025 (Insured by SD CRED PROG)	395,000	473,510
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,238,680
Minneapolis-Saint Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,050,000	1,109,209
5.000%, 01/01/2025	310,000	365,924
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	275,000	279,323
5.000%, 04/01/2023	100,000	110,092
3.000%, 12/01/2023	150,000	156,141
5.000%, 03/01/2024	160,000	175,813
4.000%, 12/01/2024	100,000	108,840
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	284,130
5.000%, 10/01/2027	750,000	934,845
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,786,916
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	947,030
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	45,000	48,560
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	195,000	200,713
4.000%, 01/01/2038 (Callable 01/01/2024)	670,000	715,955
0.660%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	75,000	75,170
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	3,600,000	3,839,148
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	245,000	262,072
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	465,000	502,349
Moorhead Independent School District No. 152:
4.000%, 02/01/2021	220,000	222,627
4.000%, 02/01/2022	230,000	241,038
4.000%, 02/01/2023	235,000	253,351
4.000%, 02/01/2024	245,000	271,604
4.000%, 02/01/2025	255,000	290,022
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	241,377
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	112,793
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	745,295
St. Cloud Metropolitan Transit Commission,
3.000%, 06/01/2024 (Callable 11/02/2020)	300,000	300,576
University of Minnesota,
5.500%, 07/01/2021 (ETM)	110,000	114,113
Total Minnesota (Cost $24,144,668)		24,526,599	1.9%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by MAC)	200,000	213,790
City of Oxford MS,
3.000%, 09/01/2024	250,000	246,630
City of Ridgeland MS:
1.250%, 10/01/2020	700,000	700,000
3.000%, 10/01/2021	725,000	735,940
3.000%, 10/01/2022	1,420,000	1,460,342
3.000%, 10/01/2023	1,335,000	1,388,440
3.000%, 10/01/2024	1,505,000	1,571,687
City of Yazoo MS:
3.000%, 03/01/2021 (Insured by MAC)	105,000	106,079
3.000%, 03/01/2025 (Insured by MAC)	125,000	137,904
3.000%, 03/01/2026 (Insured by MAC)	130,000	145,469
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by MAC)	165,000	169,772
2.000%, 09/01/2023 (Insured by MAC)	95,000	99,050
2.000%, 09/01/2025 (Insured by MAC)	205,000	217,734
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by MAC)	110,000	116,026
County of Lowndes MS,
6.800%, 04/01/2022	50,000	54,346
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	284,839
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 04/01/2021)	1,350,000	1,359,180
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,581,081
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST AID)	730,000	731,110
4.000%, 07/01/2022	170,000	179,816
5.000%, 03/01/2024 (Insured by AGM)	50,000	56,532
5.000%, 11/01/2025 (Insured by BAM)	215,000	259,765
Mississippi Home Corp.,
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	995,000	1,094,998
Total Mississippi (Cost $13,828,522)		13,910,530	1.1%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	1,330,000	1,278,981
Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
5.000%, 10/01/2020 (ETM)	1,350,000	1,350,000
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	461,783
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 04/01/2021	500,000	503,805
4.000%, 06/01/2021	175,000	179,018
5.000%, 09/01/2021	235,000	242,435
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	54,384
5.000%, 09/01/2023	285,000	313,212
5.000%, 06/01/2024	235,000	271,902
5.000%, 09/01/2024	295,000	333,262
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	970,000	891,760
Joplin Industrial Development Authority,
4.250%, 02/15/2021 (ETM)	70,000	71,007
Lees Summit Industrial Development Authority,
5.000%, 08/15/2026 (Callable 08/15/2024)	1,425,000	1,506,353
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Callable 12/30/2023)	1,000,000	1,114,090
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 11/02/2020)	300,000	300,492
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	240,000	257,035
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	124,809
5.000%, 10/01/2027 (Insured by AGM)	100,000	120,780
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	310,000	332,481
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	163,471
4.000%, 03/01/2023 (Insured by ST AID)	170,000	185,067
4.000%, 03/01/2024 (Insured by ST AID)	275,000	308,429
4.000%, 03/01/2025 (Insured by ST AID)	220,000	253,519
4.000%, 03/01/2026 (Insured by ST AID)	510,000	600,658
Riverview Gardens School District,
4.000%, 04/01/2022 (Insured by ST AID)	380,000	401,637
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	170,728
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	2,040,000	2,223,049
State of Missouri Health & Educational Facilities Authority:
5.000%, 02/01/2022	265,000	277,312
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	212,201
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	42,186
Total Missouri (Cost $14,422,599)		14,545,846	1.1%

Montana
City of Red Lodge MT:
2.000%, 07/01/2021 (Insured by BAM)	210,000	212,741
2.000%, 07/01/2022 (Insured by BAM)	195,000	200,737
2.000%, 07/01/2023 (Insured by BAM)	270,000	282,247
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	965,000	1,052,767
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,125,000	1,228,893
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	109,978
5.000%, 07/01/2025	110,000	132,164
Total Montana (Cost $3,094,852)		3,219,527	0.2%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	644,310
5.000%, 09/01/2042 (Callable 09/01/2022)	1,625,000	1,745,006
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	2,455,000	2,761,261
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	124,129
Total Nebraska (Cost $5,070,501)		5,274,706	0.4%

Nevada
Clark County School District:
5.000%, 06/15/2021	1,040,000	1,073,311
5.000%, 06/15/2023	585,000	652,082
County of Clark NV,
5.000%, 07/01/2025	440,000	522,760
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	274,563
Lyon County School District,
5.000%, 04/01/2021	490,000	501,108
Nevada Housing Division,
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	995,000	1,115,305
Total Nevada (Cost $3,995,419)		4,139,129	0.3%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2021 (3)	2,026,000	2,070,653
3.400%, 08/15/2022 (3)	2,087,000	2,177,534
3.400%, 08/15/2023 (3)	2,171,000	2,307,013
3.400%, 08/15/2024 (3)	793,000	854,783
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	120,000	122,978
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	106,112
5.000%, 03/01/2024 (Insured by BAM)	300,000	342,996
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	514,468
City of Newark NJ:
3.500%, 07/27/2021	1,000,000	1,023,160
5.000%, 10/01/2022 (Insured by ST AID)	700,000	757,988
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	531,910
4.000%, 07/15/2023 (Insured by AGM)	200,000	219,454
City of Union City NJ:
5.000%, 11/01/2021 (Insured by ST AID)	530,000	550,553
5.000%, 11/01/2022 (Insured by ST AID)	505,000	542,325
5.000%, 11/01/2023 (Insured by ST AID)	435,000	481,897
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,627,054
Garden State Preservation Trust,
5.000%, 11/01/2020	100,000	100,220
New Jersey Economic Development Authority:
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	129,788
3.250%, 01/01/2021	230,000	230,423
5.000%, 07/15/2021	100,000	103,251
5.250%, 12/15/2021 (Insured by NATL)	500,000	526,015
4.000%, 01/01/2022	660,000	671,801
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,787
5.000%, 07/15/2022	240,000	253,042
4.000%, 01/01/2023	50,000	51,582
5.000%, 09/01/2023 (Callable 03/01/2021)	115,000	116,749
5.000%, 06/15/2024	390,000	437,736
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	445,563
5.250%, 09/01/2024 (Callable 03/01/2021)	320,000	325,197
5.250%, 07/01/2025 (Insured by NATL)	380,000	440,804
5.000%, 03/01/2026 (Callable 03/01/2023)	1,180,000	1,268,712
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	444,408
5.250%, 09/01/2026 (Callable 03/01/2021)	585,000	594,501
5.000%, 06/15/2027 (Callable 06/15/2024)	1,050,000	1,159,599
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	533,825
3.125%, 07/01/2029 (Callable 07/01/2027)	140,000	140,207
5.000%, 03/01/2030 (Callable 03/01/2023)	735,000	783,290
4.000%, 07/01/2030 (Callable 11/02/2020)	500,000	501,290
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	70,996
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022 (ETM)	150,000	162,358
New Jersey Health Care Facilities Financing Authority:
4.250%, 11/15/2021 (Pre-refunded to 11/15/2020)	70,000	70,344
5.000%, 07/01/2025 (Insured by AGM)	55,000	63,651
5.250%, 11/15/2029 (Pre-refunded to 11/15/2020)	2,040,000	2,052,444
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,385,000	2,357,143
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	4,000,000	4,040,840
4.500%, 10/01/2048 (Callable 10/01/2027)	830,000	941,444
4.750%, 10/01/2050 (Callable 04/01/2028)	1,425,000	1,632,680
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	255,000	269,696
5.000%, 06/15/2023	3,995,000	4,390,864
5.000%, 12/15/2023	275,000	305,635
5.000%, 12/15/2023	460,000	511,244
5.250%, 12/15/2023	360,000	403,031
5.000%, 06/15/2024	800,000	903,928
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	95,270
5.000%, 12/15/2026	965,000	1,136,847
North Hudson Sewerage Authority:
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	59,826
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	23,997
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	137,231
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	99,065
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,192
Total New Jersey (Cost $46,684,755)		47,266,394	3.6%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	202,272
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	170,000	177,330
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	50,000	54,144
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	240,000	263,040
4.250%, 07/01/2049 (Callable 01/01/2028)	70,000	78,458
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,955,000	2,175,016
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,745,000	3,083,074
Total New Mexico (Cost $5,770,924)		6,033,334	0.5%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,127,780
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	970,000	921,063
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	1,105,408	1,136,573
City of Long Beach NY:
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	106,411
5.000%, 09/01/2026	1,370,000	1,613,285
City of New York NY:
5.000%, 08/01/2022	185,000	201,217
5.000%, 10/01/2022 (Pre-refunded to 10/01/2021)	190,000	199,120
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	5,500,000	6,139,265
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	461,862
3.750%, 10/01/2026 (Callable 10/16/2020)	70,000	70,099
County of Suffolk NY,
5.000%, 05/01/2023	2,845,000	3,041,077
Dutchess County Local Development Corp.,
5.000%, 07/01/2026	1,000,000	1,199,520
Geneva Development Corp.:
5.000%, 09/01/2023 (Pre-refunded to 09/01/2022)	450,000	490,878
5.000%, 09/01/2023 (ETM)	30,000	34,125
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	50,000	56,876
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	901,724
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 10/16/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,776,047
Long Island Power Authority:
0.854%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,360,000	5,356,999
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	680,000	701,270
Metropolitan Transportation Authority:
5.000%, 05/15/2021	510,000	516,732
5.000%, 09/01/2021	4,515,000	4,602,275
5.000%, 11/15/2021	1,075,000	1,097,123
4.000%, 02/01/2022	1,565,000	1,581,464
5.000%, 03/01/2022	445,000	464,696
5.000%, 05/15/2022	525,000	539,973
5.000%, 09/01/2022	3,250,000	3,358,875
5.000%, 11/15/2023	150,000	157,457
0.783%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	145,000	143,628
Monroe County Industrial Development Corp.:
5.000%, 10/01/2020	100,000	100,000
5.000%, 06/01/2021	1,730,000	1,770,049
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	245,210
2.100%, 11/01/2058 (Callable 02/01/2022)(Mandatory Tender Date 07/03/2023) (1)	230,000	234,195
New York Liberty Development Corp.:
0.610%, 10/01/2035 (Optional Put Date 10/07/2020) (1)(3)	3,750,000	3,750,000
0.610%, 10/01/2035 (Optional Put Date 10/07/2020) (1)(3)	3,464,000	3,464,000
New York State Dormitory Authority:
5.000%, 12/15/2021	55,000	58,204
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,812,238
New York State Energy Research & Development Authority,
2.625%, 04/01/2034 (Mandatory Tender Date 07/03/2023) (1)	465,000	479,038
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,750,000	5,797,725
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	801,751
St. Lawrence County Industrial Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	255,508
5.000%, 07/01/2026	300,000	363,180
5.000%, 07/01/2027 (Callable 07/01/2026)	175,000	209,057
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	185,000	196,004
4.000%, 10/01/2046 (Callable 04/01/2025)	320,000	343,856
Town of Oyster Bay NY:
3.000%, 02/01/2022	3,260,000	3,358,941
4.000%, 02/15/2026 (Insured by BAM)	95,000	111,122
Triborough Bridge & Tunnel Authority:
0.600%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,640,000	1,639,229
0.800%, 01/01/2032 (1 Month LIBOR USD + 0.700%)(Mandatory Tender Date 02/01/2021) (2)	7,985,000	7,989,951
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	241,813
Total New York (Cost $71,573,958)		72,218,485	5.5%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	270,000	291,543
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	105,728
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	890,000	900,324
6.000%, 01/01/2022 (ETM)	155,000	166,193
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	355,000	390,141
4.000%, 01/01/2050 (Callable 07/01/2028)	1,765,000	1,978,530
4.000%, 07/01/2050 (Callable 07/01/2029)	3,200,000	3,638,048
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	131,782
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,870,775
North Carolina Turnpike Authority,
5.000%, 01/01/2025	50,000	57,770
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,402,612
University of North Carolina at Chapel Hill,
0.500%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	5,000,000	5,001,600
Total North Carolina (Cost $15,589,214)		15,935,046	1.2%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,178,060
City of Fargo ND,
5.500%, 11/01/2020	1,000,000	1,004,230
City of Horace ND:
2.500%, 08/01/2021 (Callable 10/19/2020)	2,000,000	2,002,120
2.350%, 10/01/2021 (Callable 10/19/2020)	300,000	300,297
1.900%, 08/01/2022 (Callable 08/01/2021)	1,325,000	1,326,617
3.000%, 05/01/2025	250,000	270,378
3.000%, 05/01/2026	335,000	365,277
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	285,903
City of Mandan ND,
2.750%, 09/01/2041 (Callable 11/02/2020)	430,000	430,039
City of Watford City ND:
3.000%, 12/01/2020 (Insured by AGM)	3,380,000	3,392,573
3.000%, 12/01/2021 (Insured by AGM)	1,980,000	2,031,975
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,913,531
City of West Fargo ND:
5.000%, 05/01/2022	200,000	214,844
4.000%, 05/01/2023	305,000	332,453
4.000%, 05/01/2024	900,000	1,008,216
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	817,028
County of Burleigh ND:
3.000%, 11/01/2021 (Callable 02/18/2021)	3,100,000	3,040,263
4.000%, 11/01/2021	1,000,000	1,033,690
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	423,788
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	384,559
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,060,330
5.000%, 08/01/2023	2,300,000	2,504,700
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	432,772
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/16/2020)	1,025,000	1,026,445
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	215,000	234,821
4.000%, 01/01/2051 (Callable 07/01/2029)	2,500,000	2,841,700
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,094,759
Total North Dakota (Cost $30,549,741)		30,951,368	2.3%

Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	1,000,000	1,005,270
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2028 (6)	460,000	574,425
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	209,770
American Municipal Power, Inc.:
5.000%, 02/15/2026 (Callable 02/15/2024)	1,130,000	1,296,076
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021) (7)	275,000	276,477
City of Huron OH,
3.125%, 12/01/2024	325,000	341,240
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	112,888
3.000%, 12/01/2022 (Insured by BAM)	185,000	193,936
3.000%, 12/01/2023 (Insured by BAM)	185,000	197,354
3.000%, 12/01/2024 (Insured by BAM)	130,000	140,483
3.000%, 12/01/2025 (Insured by BAM)	135,000	147,134
3.000%, 12/01/2026 (Insured by BAM)	135,000	147,317
City of Middleburg Heights OH:
4.000%, 08/01/2025 (6)	165,000	183,285
5.000%, 08/01/2026 (6)	270,000	317,936
5.000%, 08/01/2027 (6)	280,000	335,667
5.250%, 08/01/2041 (Callable 08/01/2021)	1,900,000	1,980,560
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	378,376
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	263,355
City of West Carrollton OH,
2.500%, 10/01/2021	650,000	661,642
County of Franklin OH:
5.000%, 05/15/2027 (Callable 05/15/2023)	1,000,000	1,107,430
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	296,692
0.540%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	499,700
County of Holmes OH,
3.000%, 12/01/2022 (Callable 11/02/2020)(Insured by AGM)	190,000	190,870
County of Lorain OH,
4.000%, 12/01/2020	140,000	140,843
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,661,232
5.000%, 11/15/2025	2,500,000	2,914,275
5.000%, 11/15/2027	2,000,000	2,412,540
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2020	225,000	225,909
3.000%, 12/01/2022	245,000	257,375
4.000%, 12/01/2023	310,000	341,688
4.000%, 12/01/2024	335,000	379,002
4.000%, 12/01/2025	335,000	386,922
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	143,590
4.000%, 12/01/2025 (Insured by BAM)	65,000	75,253
4.000%, 12/01/2026 (Insured by BAM)	100,000	117,580
Field Local School District,
3.000%, 12/01/2023 (Callable 12/01/2020)(Insured by BAM)	235,000	235,895
Great Oaks Career Campuses Board of Education,
4.000%, 12/01/2022	400,000	431,848
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	166,315
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,596
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	169,515
Mizuho Floater/Residual Trust,
0.660%, 09/01/2059 (Optional Put Date 11/04/2020) (1)(3)	6,455,000	6,455,000
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	474,161
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	35,251
5.000%, 11/01/2023	580,000	644,014
5.000%, 05/01/2024	705,000	811,723
5.000%, 05/01/2024	415,000	477,823
5.000%, 03/01/2025	685,000	721,771
5.000%, 05/01/2025	595,000	707,253
5.000%, 05/01/2025	455,000	540,840
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	886,387
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	120,000	129,799
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,990,000	2,251,128
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,332,935
Oregon City School District,
0.000%, 12/01/2021	245,000	244,057
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,805,000	5,816,900
3.125%, 11/15/2023	360,000	368,028
5.000%, 04/01/2026	175,000	205,751
5.000%, 04/01/2027	250,000	297,133
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	27,846
5.000%, 01/15/2050 (Mandatory Tender Date 01/15/2025) (1)	4,485,000	5,248,975
Toledo OH,
5.000%, 12/01/2022	150,000	162,489
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	170,000	174,978
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	104,209
4.000%, 12/01/2024 (Insured by AGM)	100,000	112,391
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	398,276
Total Ohio (Cost $48,981,950)		49,600,379	3.8%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	265,000	259,011
City of Midwest City OK:
3.000%, 06/01/2021	370,000	376,793
3.000%, 06/01/2023	485,000	517,073
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	432,181
4.000%, 12/01/2023	450,000	498,236
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	109,313
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	407,095
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	410,669
Oklahoma Development Finance Authority:
4.000%, 08/01/2021	425,000	432,914
4.000%, 08/01/2022	535,000	556,684
5.000%, 08/01/2023	485,000	524,668
2.600%, 03/01/2024	1,000,000	989,980
5.000%, 08/01/2024	585,000	646,992
Oklahoma Housing Finance Agency,
0.300%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	175,000	175,000
Oklahoma Municipal Power Authority,
0.500%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	205,000	204,955
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	839,760
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	279,537
5.000%, 03/01/2025	200,000	228,818
5.000%, 03/01/2026	435,000	506,427
5.000%, 03/01/2027	880,000	1,036,834
Texas County Development Authority,
4.000%, 12/01/2023	675,000	743,324
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	468,828
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	843,380
Total Oklahoma (Cost $11,312,352)		11,488,472	0.9%

Oregon
County of Yamhill OR:
4.000%, 10/01/2022 (6)	500,000	519,545
4.000%, 10/01/2023 (6)	425,000	448,282
4.000%, 10/01/2024 (6)	425,000	454,104
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	105,158
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 11/02/2020)	220,000	220,596
State of Oregon:
4.000%, 05/01/2023	500,000	549,485
4.000%, 12/01/2048 (Callable 12/01/2026)	815,000	885,278
State of Oregon Housing & Community Services Department:
3.500%, 07/01/2032 (Callable 07/01/2026)	2,695,000	2,922,700
3.875%, 01/01/2033 (Callable 07/01/2024)	315,000	338,219
3.500%, 07/01/2036 (Callable 01/01/2025)	100,000	105,439
4.500%, 01/01/2049 (Callable 07/01/2027)	1,380,000	1,524,886
4.500%, 07/01/2049 (Callable 07/01/2027)	430,000	478,418
Total Oregon (Cost $8,297,527)		8,552,110	0.6%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 11/02/2020)(Insured by ST AID)	195,000	195,230
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	257,395
Allegheny County Higher Education Building Authority,
5.000%, 03/01/2023 (Callable 03/01/2021)	250,000	254,705
Allegheny County Hospital Development Authority:
5.000%, 07/15/2021	2,525,000	2,615,446
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	56,718
Allentown City School District,
2.375%, 03/31/2021 (Callable 12/31/2020)(Insured by ST AID)	1,500,000	1,500,075
Berks County Municipal Authority:
5.000%, 02/01/2024	435,000	469,739
5.000%, 02/01/2025	465,000	511,430
5.000%, 02/01/2040 (Callable 08/01/2026)(Mandatory Tender Date 02/01/2027) (1)	1,000,000	1,111,050
Blacklick Valley School District:
5.000%, 11/15/2020 (Insured by MAC)	130,000	130,719
5.000%, 11/15/2021 (Insured by MAC)	170,000	178,587
5.000%, 11/15/2022 (Insured by MAC)	175,000	191,642
5.000%, 11/15/2023 (Insured by MAC)	190,000	216,218
5.000%, 11/15/2024 (Insured by MAC)	200,000	235,448
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	282,959
4.000%, 09/01/2023 (Insured by AGM)	315,000	345,946
4.000%, 09/01/2024 (Insured by AGM)	100,000	112,842
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	109,824
4.000%, 09/01/2024 (Insured by MAC)	140,000	158,036
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	112,218
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	167,664
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	144,749
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	182,858
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	187,828
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	192,885
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	410,580
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	106,164
4.000%, 09/01/2023 (Insured by BAM)	155,000	169,708
4.000%, 09/01/2024 (Insured by BAM)	220,000	246,981
Catholic Health Initiatives,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST AID)	50,000	51,159
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	55,124
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Pre-refunded to 12/01/2021)	415,000	437,593
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	130,727
City of Bradford PA:
2.500%, 11/01/2025 (Insured by AGM)	395,000	414,873
3.500%, 11/01/2028 (Callable 11/01/2025)(Insured by AGM)	385,000	412,354
3.500%, 11/01/2029 (Callable 11/01/2025)(Insured by AGM)	400,000	425,048
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 11/02/2020)	2,665,000	2,685,254
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM) (6)	100,000	100,318
4.000%, 11/15/2023 (Insured by BAM) (6)	175,000	191,004
4.000%, 11/15/2024 (Insured by BAM) (6)	265,000	295,080
4.000%, 11/15/2025 (Insured by BAM) (6)	275,000	312,081
4.000%, 11/15/2026 (Callable 11/15/2025)(Insured by BAM) (6)	140,000	157,859
4.000%, 11/15/2027 (Callable 11/15/2025)(Insured by BAM) (6)	125,000	140,056
City of Wilkes-Barre PA:
4.000%, 11/15/2025 (Insured by BAM) (6)	200,000	226,804
4.000%, 11/15/2026 (Insured by BAM) (6)	595,000	684,744
4.000%, 11/15/2027 (Insured by BAM) (6)	1,000,000	1,162,390
City of York PA,
5.000%, 11/15/2025	1,505,000	1,571,566
Coatesville School District:
5.000%, 11/13/2020	1,500,000	1,503,015
5.000%, 08/01/2023 (Insured by AGM)	150,000	168,126
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	284,653
5.000%, 06/01/2023	225,000	251,390
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 11/02/2020)	175,000	175,452
County of Allegheny PA,
0.718%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 11/02/2020)(Insured by AGM) (2)	745,000	736,812
County of Lackawanna PA,
3.000%, 03/15/2021 (Insured by BAM)	215,000	217,546
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	128,414
4.000%, 11/01/2023 (Insured by BAM)	395,000	435,535
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	288,777
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,672,853
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,798,209
Cumberland County Municipal Authority,
5.000%, 01/01/2029 (Callable 01/01/2025)	1,125,000	1,216,845
Delaware Valley Regional Finance Authority:
0.860%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	1,996,780
0.980%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	2,000,780
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	477,211
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Callable 07/01/2024)	730,000	746,447
Eastern York School District,
2.250%, 09/01/2025 (Callable 11/02/2020)(Insured by BAM)	655,000	655,720
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,274,993
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	248,142
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	415,438
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	270,486
4.000%, 05/15/2023 (Insured by BAM)	460,000	501,888
4.000%, 05/15/2024 (Insured by BAM)	325,000	365,466
4.000%, 05/15/2025 (Insured by BAM)	255,000	293,808
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	943,797
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	488,050
Indiana Area School District,
2.250%, 09/01/2022 (Callable 11/02/2020)(Insured by BAM)	950,000	950,836
Lackawanna County Industrial Development Authority,
5.000%, 11/01/2021	450,000	470,889
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,207
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	48,399
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029 (Mandatory Tender Date 09/01/2022) (1)	5,030,000	5,091,115
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,000
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,332,601
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	1,660,000	1,675,289
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	102,311
4.000%, 12/01/2022	90,000	93,675
4.000%, 12/01/2023	125,000	132,151
4.000%, 12/01/2024	200,000	214,162
4.000%, 12/01/2025	200,000	216,766
North East School District,
2.000%, 09/01/2021 (Callable 11/02/2020)(Insured by BAM)	445,000	445,565
North Penn Water Authority:
0.270%, 11/01/2020 (SIFMA Municipal Swap Index + 0.160%) (2)	640,000	639,866
0.670%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	839,507
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	256,825
Northampton County General Purpose Authority:
5.000%, 10/01/2021	100,000	102,268
1.144%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	74,730
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	408,286
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	477,700
Pennsylvania Economic Development Financing Authority,
2.800%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	320,000	329,213
Pennsylvania Higher Educational Facilities Authority:
5.000%, 10/01/2020 (ETM)	185,000	185,000
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	192,809
5.000%, 05/01/2025	575,000	680,064
5.000%, 05/01/2026	95,000	115,259
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	495,000	500,054
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,538,575
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	156,462
4.000%, 10/01/2046 (Callable 04/01/2026)	150,000	162,559
4.000%, 10/01/2049 (Callable 10/01/2028)	5,905,000	6,461,605
Pennsylvania Turnpike Commission:
1.090%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021) (2)	960,000	964,022
5.000%, 12/01/2022	50,000	54,321
0.000%, 12/01/2023	85,000	82,188
0.810%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	2,150,000	2,161,868
5.000%, 12/01/2028 (7)	360,000	435,964
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM) (7)	40,000	40,351
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	497,150
Pittsburgh Water & Sewer Authority,
0.765%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 10/16/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	750,000	750,000
Quakertown Community School District,
2.150%, 08/01/2025 (Callable 02/01/2021)(Insured by ST AID)	1,090,000	1,095,188
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	173,782
4.000%, 04/01/2023 (Insured by BAM)	565,000	613,669
5.000%, 04/01/2023 (Insured by BAM)	750,000	831,600
4.000%, 04/01/2024 (Insured by BAM)	615,000	686,906
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,588,265
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,982
3.000%, 05/15/2024 (Insured by BAM)	25,000	27,142
Sayre Health Care Facilities Authority,
0.945%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 11/02/2020) (2)	140,000	139,142
School District of Philadelphia:
5.000%, 06/01/2024	320,000	367,424
5.000%, 09/01/2025 (Insured by ST AID)	135,000	161,249
5.000%, 09/01/2025 (Insured by ST AID)	500,000	596,160
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,224,050
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	114,697
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	293,832
5.000%, 04/01/2024 (Insured by AGM)	230,000	264,578
5.000%, 04/01/2024 (Insured by AGM)	250,000	287,585
Scranton School District,
0.951%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 11/02/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST AID) (2)	260,000	259,654
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	39,554
5.000%, 11/01/2025	40,000	48,218
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	100,000	101,383
4.000%, 11/01/2022 (Insured by BAM)	190,000	202,954
4.000%, 11/01/2024 (Insured by BAM)	260,000	292,653
4.000%, 11/01/2024 (Insured by BAM)	50,000	56,280
4.000%, 11/01/2025 (Insured by BAM)	270,000	310,046
4.000%, 11/01/2025 (Insured by BAM)	50,000	57,416
4.000%, 11/01/2026 (Insured by BAM)	280,000	325,688
Township of Hampton PA,
5.900%, 02/01/2023	125,000	139,753
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	234,597
University of Pittsburgh-of the Commonwealth System of Higher Education:
0.350%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%)(Callable 03/15/2021) (2)	100,000	100,011
0.470%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)	2,500,000	2,502,075
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	220,000	216,436
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	15,000	17,537
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,547,324
Total Pennsylvania (Cost $88,338,393)		89,727,753	6.8%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	26,863
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	305,000	331,825
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	488,351
Total Puerto Rico (Cost $795,009)		847,039	0.1%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	140,000	144,455
Rhode Island Health and Educational Building Corp.,
0.140%, 06/01/2035 (Optional Put Date 10/01/2020) (1)	3,305,000	3,305,000
Rhode Island Housing & Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)	35,000	36,367
3.750%, 10/01/2049 (Callable 04/01/2029)	2,250,000	2,509,177
Total Rhode Island (Cost $5,916,496)		5,994,999	0.5%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	321,839
5.000%, 09/01/2024 (Insured by BAM)	280,000	327,230
City of Myrtle Beach SC:
5.000%, 10/01/2020	100,000	100,000
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,225,530
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	357,894
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,045,000	1,103,677
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,341,056
Patriots Energy Group Financing Agency,
0.960%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,500,000	1,502,070
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)	200,000	237,142
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,154,800
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	100,499
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	125,536
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	131,003
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,570,000	1,651,499
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	165,000	178,980
4.000%, 07/01/2047 (Callable 01/01/2027)	615,000	666,445
4.500%, 07/01/2048 (Callable 07/01/2027)	490,000	545,375
4.000%, 01/01/2050 (Callable 07/01/2028)	2,280,000	2,583,080
4.000%, 07/01/2050 (Callable 07/01/2029)	2,000,000	2,283,840
South Carolina Transportation Infrastructure Bank,
0.550%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	11,910,000	11,848,664
Spartanburg Regional Health Services District,
5.000%, 04/15/2023 (Insured by AGM)	350,000	388,189
University of South Carolina,
5.000%, 05/01/2027	785,000	973,753
Total South Carolina (Cost $28,599,849)		29,148,101	2.2%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 11/02/2020)	255,000	255,372
City of Rapid City SD,
5.000%, 12/01/2025	310,000	363,047
Total South Dakota (Cost $613,065)		618,419	0.0%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024	250,000	286,183
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	775,895
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	194,596
County of Hardin TN:
5.000%, 06/01/2021 (Insured by AGM)	1,420,000	1,464,418
5.000%, 06/01/2022 (Insured by AGM)	1,465,000	1,583,284
Franklin County Health & Educational Facilities Board,
2.400%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	200,000	200,678
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	367,673
Knox County Health Educational & Housing Facility Board:
1.500%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	650,000	655,427
5.000%, 11/15/2022	400,000	436,616
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	870,000	905,357
Nashville & Davidson County Metropolitan Government:
1.300%, 12/01/2020	3,000,000	3,004,920
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	250,000
0.000%, 06/01/2021 (ETM)	30,000	29,936
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	150,000	150,261
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	2,755,000	3,359,337
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	355,000	404,760
Tennessee Housing Development Agency:
4.000%, 07/01/2025 (Callable 01/01/2021)	160,000	161,539
3.050%, 07/01/2029 (Callable 07/01/2024)	140,000	148,239
3.600%, 01/01/2031 (Callable 01/01/2023)	1,525,000	1,588,288
3.850%, 07/01/2032 (Callable 01/01/2025)	1,715,000	1,858,906
4.000%, 07/01/2039 (Callable 01/01/2024)	885,000	932,286
4.200%, 07/01/2042 (Callable 01/01/2022)	370,000	377,459
4.000%, 01/01/2043 (Callable 07/01/2027)	745,000	815,991
3.800%, 07/01/2043 (Callable 01/01/2022)	200,000	204,036
4.000%, 01/01/2046 (Callable 01/01/2025)	30,000	32,171
3.750%, 01/01/2050 (Callable 01/01/2029)	1,305,000	1,466,389
3.000%, 01/01/2051 (6)	5,000,000	5,501,850
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	295,863
Total Tennessee (Cost $26,746,349)		27,452,358	2.1%

Texas
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	300,000	305,421
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2021 (PSF Guaranteed)	1,290,000	1,341,910
5.000%, 08/15/2021 (PSF Guaranteed)	375,000	390,090
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	379,201
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	365,888
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	623,612
5.000%, 08/15/2025 (PSF Guaranteed)	50,000	60,734
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	233,704
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	532,790
Bay Colony West Municipal Utility District,
2.000%, 10/01/2020 (Insured by NATL)	175,000	175,000
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	120,000	144,103
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	265,000	271,967
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	191,681
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	938,154
Caney Creek Municipal Utility District:
5.000%, 03/01/2022 (6)	345,000	365,075
5.000%, 03/01/2023 (6)	365,000	399,719
5.000%, 03/01/2025 (6)	405,000	470,679
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,215,000	1,230,273
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	460,000	485,760
5.000%, 01/01/2045 (1)	310,000	310,868
Central Texas Turnpike System:
5.000%, 08/15/2023	180,000	203,362
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	690,060
5.000%, 08/15/2027 (Callable 08/15/2024)	330,000	382,018
Cibolo Canyons Special Improvement District:
5.000%, 08/15/2021 (Insured by AGM)	65,000	67,517
5.000%, 08/15/2022 (Insured by AGM)	365,000	395,236
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	79,874
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	761,670
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	510,000	583,481
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	169,038
4.000%, 07/15/2023 (Insured by BAM)	50,000	54,543
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	235,069
3.000%, 08/01/2023 (Insured by BAM)	230,000	245,053
3.000%, 08/01/2024 (Insured by BAM)	240,000	260,208
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	88,368
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,075,146
0.000%, 12/01/2025 (ETM)(Insured by AGM)	375,000	365,265
0.458%, 05/15/2034 (1 Month LIBOR USD + 0.360%)(Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	1,475,000	1,471,460
City of Mission TX,
3.500%, 02/15/2027 (Callable 02/15/2021)(Insured by AGM)	110,000	110,942
City of Round Rock TX:
4.000%, 12/01/2023	130,000	143,719
4.000%, 12/01/2024	250,000	284,050
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	101,053
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,106,600
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	133,408
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,498,853
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	250,000	254,093
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	144,382
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	326,107
2.000%, 09/15/2023 (Insured by BAM)	335,000	348,256
2.000%, 09/15/2024 (Insured by BAM)	350,000	367,111
Corpus Christi Busines & Job Development Corp.,
5.000%, 09/01/2021	1,000,000	1,035,080
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	111,213
County of Archer TX,
4.000%, 02/15/2024	350,000	388,787
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	840,000	1,046,287
County of Fort Bend TX,
2.000%, 03/01/2027	745,000	791,503
County of Harris TX:
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	141,369
5.000%, 08/15/2030 (Callable 08/15/2022)	1,430,000	1,554,925
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	280,370
County of Montgomery TX,
2.000%, 09/01/2027 (6)	435,000	449,351
County of Winkler TX,
2.000%, 02/15/2025	250,000	233,525
Cypress-Fairbanks Independent School District:
1.250%, 02/15/2040 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	575,000	585,390
2.125%, 02/15/2040 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	100,000	101,615
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	3,925,746
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	232,220
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	45,000	47,946
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	324,969
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	770,000	820,412
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	745,000	793,030
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,385,000	1,727,732
Deer Park Independent School District,
1.550%, 10/01/2042 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,000,000	3,000,000
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	297,162
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,580,000	1,670,107
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,180,510
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	149,926
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	365,511
Fort Bend County Municipal Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	341,151
2.000%, 09/01/2024 (Insured by AGM)	350,000	364,910
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	371,773
Fort Bend County Municipal Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	353,470
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	191,842
4.000%, 09/01/2023 (Insured by BAM)	190,000	207,741
4.000%, 09/01/2024 (Insured by BAM)	200,000	224,118
Fort Bend County Municipal Utility District No. 23,
3.000%, 09/01/2021 (Callable 11/02/2020)(Insured by BAM)	340,000	340,690
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	559,680
Fort Bend County Municipal Utility District No. 48,
2.000%, 10/01/2020 (Insured by BAM)	125,000	125,000
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	136,456
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 11/02/2020)(Insured by AGM)	440,000	440,766
Fort Bend Independent School District:
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,115,000	1,126,373
0.875%, 08/01/2050 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	3,600,000	3,628,944
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	145,000	173,775
Goose Creek Consolidated Independent School District,
3.000%, 10/01/2049 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp.,
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	400,000	499,588
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	975,000	1,196,929
5.750%, 07/01/2027 (ETM)	4,205,000	5,173,496
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)(Insured by BAM)	460,000	474,435
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 11/02/2020)(Insured by AGM)	350,000	350,693
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	106,809
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	484,267
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC)	370,000	404,547
4.000%, 09/01/2024 (Insured by MAC)	135,000	151,390
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM) (6)	330,000	379,041
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	244,125
Harris County Municipal Utility District No. 5,
4.000%, 09/01/2024 (Callable 11/02/2020)(Insured by AGM)	200,000	200,518
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	89,504
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	108,012
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	110,936
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	141,744
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	169,980
Katy Independent School District,
0.380%, 08/15/2036 (1 Month LIBOR USD + 0.280%)(Callable 10/13/2020)(Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (2)	680,000	677,817
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	304,567
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	98,056
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	169,999	175,468
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	32,106
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	325,000	196,670
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	8,379
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	53,554
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	22,523
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	130,000	57,329
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	576,441
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,190,000	3,542,503
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	175,066
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	20,575
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	305,000	125,508
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	15,656
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	322,554
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	890,000	267,080
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	75,000	21,132
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	440,000	520,102
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	144,780
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	134,300
4.750%, 01/01/2028 (ETM)(Insured by AGM)	375,000	433,834
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	530,570
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	125,447
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,790,000	3,860,077
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	1,055,860
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	588,247
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	209,802
3.000%, 10/01/2024 (Insured by BAM)	215,000	234,860
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2021 (Insured by BAM)	250,000	254,428
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	120,929
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	202,500
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	119,941
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	230,000	235,449
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	65,000	65,255
4.000%, 06/15/2024	50,000	54,755
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	293,267
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	820,303
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	485,000	565,243
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,225,000	1,295,989
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	199,683
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,732,192
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	26,465
5.250%, 09/01/2026 (Pre-refunded to 09/01/2021)	3,055,000	3,197,241
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	451,477
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	92,946
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	119,956
1.750%, 06/01/2032 (Callable 10/21/2020)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,145,000	1,145,904
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,055,000	3,174,634
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	26,234
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	96,483
2.000%, 10/01/2022 (Insured by AGM)	105,000	107,851
2.000%, 10/01/2023 (Insured by AGM)	105,000	109,150
3.000%, 10/01/2024 (Insured by AGM)	110,000	119,253
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	199,774
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	216,886
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	155,870
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	154,455
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	170,592
4.000%, 08/15/2023 (Insured by MAC)	130,000	141,765
4.000%, 08/15/2024 (Insured by MAC)	180,000	200,826
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	240,755
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	127,326
Red River Education Finance Corp.:
5.000%, 06/01/2021	300,000	305,637
3.000%, 06/01/2022	655,000	663,076
5.000%, 06/01/2022	880,000	919,424
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	424,910
3.000%, 09/01/2022 (Insured by AGM)	100,000	104,972
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	989,160
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,246,784
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	26,024
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	645,000	655,694
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,532
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	113,756
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,153,860
Sienna Plantation:
2.000%, 09/01/2027 (6)	500,000	517,220
2.000%, 09/01/2028 (6)	315,000	322,689
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	404,325
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	295,705
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	109,877
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	158,655
3.000%, 10/01/2023 (Insured by AGM)	145,000	155,743
State of Texas,
1.850%, 08/01/2029 (Callable 11/02/2020)(Optional Put Date 08/01/2022) (1)	700,000	700,658
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2024	175,000	197,283
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,372,104
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	865,506
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	200,000
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	405,000	407,847
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	630,000	710,205
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	126,583
1.618%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2020) (2)	7,800,000	7,522,398
6.250%, 12/15/2026	3,075,000	3,626,809
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	147,053
5.000%, 12/15/2022	150,000	163,706
5.000%, 12/15/2023 (Callable 12/15/2022)	345,000	376,188
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,531,946
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	900,000	1,044,225
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	935,000	1,048,444
Texas State Public Finance Authority Charter School Finance Corp.,
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (7)	450,000	476,645
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	910,000	943,597
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	186,332
4.000%, 08/15/2022	450,000	456,224
4.000%, 08/15/2023	470,000	479,052
4.000%, 08/15/2024	185,000	189,459
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	192,529
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	305,357
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	165,000	167,759
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	485,000	493,259
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	57,141
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	211,047
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	58,370
4.000%, 12/01/2024 (Insured by BAM)	425,000	481,011
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	501,094
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	374,867
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	521,433
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	536,351
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	555,261
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	510,392
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	764,823
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	59,651
3.000%, 09/01/2023 (Insured by AGM)	360,000	383,151
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	47,250
3.500%, 09/01/2023 (Insured by AGM)	125,000	135,214
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,995,000	2,218,699
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	500,000	555,940
Total Texas (Cost $135,152,604)		138,142,506	10.4%

Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	410,000	471,217
Utah Charter School Finance Authority:
5.000%, 04/15/2021 (Insured by UT CSCE)	110,000	112,659
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	263,412
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	117,582
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	176,818
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	274,642
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	412,904
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	159,124
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	181,162
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	485,000	481,940
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	60,000	64,630
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	197,707
4.000%, 10/15/2024	190,000	213,955
4.000%, 10/15/2025	100,000	114,948
Total Utah (Cost $3,166,416)		3,242,700	0.2%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	25,870
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	65,000	70,183
4.000%, 11/01/2048 (Callable 05/01/2027)	1,305,000	1,422,711
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,515,000	2,870,018
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,525,000	1,711,355
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	407,368
Total Vermont (Cost $6,289,394)		6,507,505	0.5%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	1,470,000	1,529,947
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,302,780
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST AID)	30,000	30,510
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	105,000	108,621
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	45,145
Wise County Industrial Development Authority,
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,875,000	1,907,738
Total Virginia (Cost $6,836,006)		6,924,741	0.5%

Washington
Central Puget Sound Regional Transit Authority,
0.560%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,273
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	279,266
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	437,408
5.000%, 05/01/2026 (Insured by BAM)	410,000	502,418
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 11/02/2020)(Insured by AGC)	105,000	105,314
City of Richland WA,
4.000%, 11/01/2026 (Insured by BAM)	210,000	251,341
King County Housing Authority:
2.200%, 05/01/2021	1,000,000	1,010,250
3.500%, 05/01/2021	300,000	305,334
4.000%, 01/01/2022	100,000	104,304
3.500%, 05/01/2022	350,000	366,303
5.000%, 11/01/2026	810,000	1,003,987
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2021	605,000	609,701
5.000%, 01/01/2022	635,000	659,187
5.000%, 01/01/2023	665,000	709,555
5.000%, 01/01/2024	1,010,000	1,103,415
5.000%, 01/01/2024	700,000	760,368
5.000%, 01/01/2025	735,000	820,422
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	719,908
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	550,000	584,050
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)(Insured by ST AID)	620,000	671,671
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	271,017
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,797,391
Washington Health Care Facilities Authority:
1.110%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%)(Callable 10/28/2020)(Mandatory Tender Date 01/01/2021) (2)	1,050,000	1,048,089
1.194%, 01/01/2042 (1 Month LIBOR USD + 1.100%)(Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	503,035
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	125,389
Total Washington (Cost $14,725,453)		14,849,396	1.1%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	70,000	73,788
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 11/02/2020)	2,000,000	2,002,660
West Virginia Economic Development Authority,
2.625%, 12/01/2042 (Mandatory Tender Date 06/01/2022) (1)	290,000	298,245
Total West Virginia (Cost $2,366,027)		2,374,693	0.2%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 11/02/2020)	110,000	110,141
City of Antigo WI,
2.000%, 06/01/2022	75,000	76,963
City of Greenfield WI,
2.000%, 02/01/2025 (Callable 11/02/2020)	450,000	450,490
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	270,000	280,020
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 11/02/2020)	150,000	150,454
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	161,276
City of Menomonie WI,
3.000%, 12/01/2024	415,000	451,474
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	134,575
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/01/2021)	825,000	832,615
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	255,588
City of West Allis WI,
2.375%, 04/01/2023 (Callable 11/02/2020)	100,000	100,163
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	222,260
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	93,559
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	513,310
Hilbert School District,
4.000%, 04/01/2027 (Callable 04/01/2025)	250,000	285,727
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	681,107
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	168,562
Public Finance Authority:
4.000%, 10/01/2020	200,000	200,000
4.000%, 12/01/2020 (3)	350,000	350,413
5.000%, 06/15/2021	140,000	143,380
4.000%, 10/01/2021	200,000	202,878
5.000%, 10/01/2022 (3)	2,000,000	2,074,220
5.000%, 06/15/2023	395,000	430,720
5.000%, 10/01/2023 (3)	2,000,000	2,101,520
5.000%, 10/01/2024 (3)	1,605,000	1,708,875
3.000%, 03/01/2026 (Callable 03/01/2021) (3)	2,250,000	2,250,112
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,020,000	1,147,837
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,255,000	1,419,581
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 11/02/2020)	40,000	40,062
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,849
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	93,066
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	67,359
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	156,074
Tender Option Bond Trust:
0.360%, 01/01/2035 (Optional Put Date 10/07/2020) (1)(3)	795,000	795,000
0.500%, 05/01/2054 (Optional Put Date 10/07/2020) (1)(3)	1,300,000	1,300,000
0.500%, 05/01/2054 (Optional Put Date 10/07/2020) (1)(3)	2,262,000	2,262,000
0.500%, 05/01/2054 (Optional Put Date 10/07/2020) (1)(3)	2,184,000	2,184,000
Town of Delavan WI,
4.500%, 03/01/2024	130,000	147,434
Town of Grand Chute WI,
3.000%, 11/01/2020	235,000	235,548
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by MAC)	450,000	484,150
3.000%, 12/01/2024 (Insured by MAC)	370,000	405,709
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	101,749
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	363,616
Village of Holmen WI,
4.000%, 10/01/2025	260,000	302,931
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 11/02/2020)	225,000	225,477
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 04/01/2021)	535,000	539,366
Wisconsin Center District:
5.000%, 12/15/2020	100,000	100,983
5.000%, 12/15/2022	715,000	788,280
5.250%, 12/15/2023 (ETM)(Insured by AGM)	55,000	59,058
5.250%, 12/15/2023 (Insured by AGM)	20,000	22,554
0.000%, 12/15/2024 (Insured by NATL)	100,000	93,288
5.000%, 12/15/2025	120,000	147,802
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	62,893
5.250%, 12/15/2027 (Insured by AGM)	200,000	249,404
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2020	100,000	100,155
5.000%, 11/01/2021	110,000	112,236
4.500%, 12/15/2021 (Callable 11/02/2020)	200,000	200,638
5.875%, 02/15/2022 (Insured by BHAC)	90,000	94,125
5.000%, 03/01/2022	230,000	240,095
5.000%, 07/01/2022	185,000	198,990
4.000%, 09/15/2022	200,000	205,642
5.000%, 03/01/2023	300,000	321,897
5.000%, 06/01/2023 (Callable 06/01/2022)	415,000	442,618
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	154,059
5.000%, 12/01/2023	150,000	170,775
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	373,712
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	758,710
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,547,438
4.000%, 09/15/2025 (Callable 09/15/2023)	375,000	388,418
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	204,796
5.000%, 11/01/2025	245,000	261,662
5.000%, 02/15/2026	1,000,000	1,190,270
5.000%, 02/15/2026 (Insured by AGM)	500,000	612,875
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,222,762
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	898,150
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	185,000	207,696
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	629,524
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	425,000	498,257
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	3,100,000	3,743,529
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	6,090,124
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	270,000	289,667
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	405,000	440,158
1.600%, 11/01/2048 (Callable 11/01/2021)(Mandatory Tender Date 11/01/2022) (1)	430,000	435,121
4.250%, 03/01/2049 (Callable 09/01/2028)	905,000	1,019,465
Total Wisconsin (Cost $50,513,938)		51,309,036	3.9%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	1,130,000	1,201,789
3.750%, 12/01/2049 (Callable 12/01/2028)	1,910,000	2,073,725
Total Wyoming (Cost $3,221,358)		3,275,514	0.2%
Total Municipal Bonds (Cost $1,273,813,604)		1,297,210,730	98.1%
	Shares
Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit Income Fund, Institutional Class	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Institutional Class	4,000,000	4,000,000
Total Closed-End Investment Companies (Cost $14,000,000)		14,000,000	1.1%
Total Long-Term Investments (Cost $1,287,813,604)		1,311,210,730	99.2%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.02% (4)	17,730,495	17,730,495
Total Short-Term Investment (Cost $17,730,495)		17,730,495	1.3%
Total Investments (Cost $1,305,544,099)		1,328,941,225	100.5%
Liabilities in Excess of Other Assets		(6,983,506)	(0.5)%
TOTAL NET ASSETS		$1,321,957,719	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $54,248,924, which represents 4.10% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,297,210,730	$–	$1,297,210,730
Closed-End Investment Companies	14,000,000	–	–	14,000,000
Total Long-Term Investments	14,000,000	1,297,210,730	–	1,311,210,730
Short-Term Investment
Money Market Mutual Fund	17,730,495	–	–	17,730,495
Total Short-Term Investment	17,730,495	–	–	17,730,495
Total Investments	$31,730,495	$1,297,210,730	$–	$1,328,941,225

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.